REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Schedule of Estimated Revenue Expected to be Recognized and MVC Shortfall Payments
The following table presents estimated revenue expected to be recognized during the remainder of 2020 and over the remaining contract period related to performance obligations that are unsatisfied and are comprised of estimated MVC shortfall payments.
We applied the practical expedient in paragraph
606-10-50-14
of ASC Topic 606 for certain arrangements that we consider optional purchases (i.e., there is no enforceable obligation for the customer to make purchases) and those amounts are therefore excluded from the table.

	2020	2021	2022	2023	2024	Thereafter
	(In thousands)
Gathering services and related fees	$86,916	$102,127	$84,736	$66,693	$50,608	$58,672

The following table presents estimated revenue expected to be recognized over the remaining contract period related to performance obligations that are unsatisfied and are comprised of estimated MVC shortfall payments.
We applied the practical expedient in paragraph
606-10-50-14
of Topic 606 for certain arrangements that we consider optional purchases (i.e., there is no enforceable obligation for the customer to make purchases) and those amounts are therefore excluded from the table.

	2020	2021	2022	2023	2024	Thereafter
	(In thousands)
Gathering services and related fees	$122,055	$102,127	$84,736	$66,693	$50,608	$59,602

Schedule of Disaggregated Revenue by Geographic Area and Major Products and Services Reportable Segments
Revenue by Category.
In the following table, revenue is disaggregated by geographic area and major products and services. Ohio Gathering is excluded from the tables below due to equity method accounting. For more detailed information about reportable segments, see Note 4.

	Reportable Segments
	Three months ended March 31, 2020
	Utica Shale	Williston Basin	DJ Basin	Permian Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total reportable segments	All other segments	Total
	(In thousands)
Major products / services lines
Gathering services and related fees	$6,962	$23,797	$6,855	$2,311	$27,189	$10,443	$6,235	$83,792	$—	$83,792
Natural gas, NGLs and condensate sales	—	4,324	70	4,512	1,003	3,871	—	13,780	—	13,780
Other revenues	—	3,142	1,034	187	1,065	1,260	—	6,688	643	7,331

Total	$6,962	$31,263	$7,959	$7,010	$29,257	$15,574	$6,235	$104,260	$643	$104,903

	Reportable Segments
	Three months ended March 31, 2019
	Utica Shale	Williston Basin	DJ Basin	Permian Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total reportable segments	All other segments	Total
	(In thousands)
Major products / services lines
Gathering services and related fees	$7,495	$25,706	$3,724	$366	$31,840	$13,025	$6,197	$88,353	$(1,389)	$86,964
Natural gas, NGLs and condensate sales	—	5,585	85	4,221	2,302	604	—	12,797	25,131	37,928
Other revenues	—	2,908	1,007	32	1,138	1,656	—	6,741	(225)	6,516

Total	$7,495	$34,199	$4,816	$4,619	$35,280	$15,285	$6,197	$107,891	$23,517	$131,408

Revenue by Category
. In the following table, revenue is disaggregated by geographic area and major products and services. Ohio Gathering is excluded from the tables below due to equity method accounting. For more detailed information about reportable segments, see Note 4.

	Reportable Segments
	Year ended December 31, 2019
	Utica Shale	Williston Basin	DJ Basin	Permian Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total reportable segments	All other segments	Total
	(In thousands)
Major products / services lines
Gathering services and related fees	$31,926	$77,626	$21,940	$3,610	$121,357	$47,862	$24,471	$328,792	$(2,045)	$326,747
Natural gas, NGLs and condensate sales	—	16,461	389	16,383	7,954	17,147	—	58,334	28,660	86,994
Other revenues	2,065	11,564	3,721	310	4,327	6,793	—	28,780	1,007	29,787

Total	$33,991	$105,651	$26,050	$20,303	$133,638	$71,802	$24,471	$415,906	$27,622	$443,528

	Reportable Segments
	Year ended December 31, 2018
	Utica Shale	Williston Basin	DJ Basin	Permian Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total reportable segments	All other segments	Total
	(In thousands)
Major products / services lines
Gathering services and related fees	$35,233	$79,606	$11,251	$115	$135,810	$59,030	$29,573	$350,618	$(6,002)	$344,616
Natural gas, NGLs and condensate sales	—	31,840	371	843	14,800	2,523	—	50,377	84,457	134,834
Other revenues	—	12,204	3,672	—	4,909	6,712	—	27,497	(294)	27,203

Total	$35,233	$123,650	$15,294	$958	$155,519	$68,265	$29,573	$428,492	$78,161	$506,653

Schedule of Contract with Customer Asset	The following table provides information about contract assets from contracts with customers:

	March 31, 2020	December 31, 2019
	(In thousands)
Contract assets, beginning of period	$3,902	$8,755
Additions	13,877	18,077
Transfers out	(425)	(22,930)

Contract assets, end of period	$17,354	$3,902
The following table provides information about contract assets from contracts with customers:

	December 31, 2019	December 31, 2018
	(In thousands)
Contract assets, beginning of period	$8,755	$—
Additions	18,077	26,403
Transfers out	(22,930)	(17,648)

Contract assets, end of period	$3,902	$8,755